PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
U.S.
Defined Benefit Plans
Total plan assets	$ 735.6	$ 740.2	$ 672.1
U.S. | Total
Defined Benefit Plans
Total plan assets	735.6	740.2
U.S. | Cash | Total
Defined Benefit Plans
Total plan assets at fair value	27.1
U.S. | Liability hedging portfolio | Total
Defined Benefit Plans
Total plan assets at fair value		275.6
U.S. | Growth portfolio | Total
Defined Benefit Plans
Total plan assets at fair value		464.6
U.S. | Fixed income securities - Government and municipal bonds | Total
Defined Benefit Plans
Total plan assets at fair value	113.0
U.S. | Fixed income securities - Corporate bonds | Total
Defined Benefit Plans
Total plan assets at fair value	592.8
U.S. | Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	0.3
U.S. | Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	2.4
U.S. | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	27.1
U.S. | Quoted Prices in Active Markets (Level 1) | Fixed income securities - Government and municipal bonds
Defined Benefit Plans
Total plan assets at fair value	66.3
U.S. | Significant Other Observable Inputs (Level 2) | Fixed income securities - Government and municipal bonds
Defined Benefit Plans
Total plan assets at fair value	46.7
U.S. | Significant Other Observable Inputs (Level 2) | Fixed income securities - Corporate bonds
Defined Benefit Plans
Total plan assets at fair value	592.8
U.S. | Significant Other Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plans
Total plan assets at fair value	0.3
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value	2.4
Int'l
Defined Benefit Plans
Total plan assets	631.8	683.7	$ 584.2
Int'l | Total
Defined Benefit Plans
Total plan assets	631.8	683.7
Int'l | Cash | Total
Defined Benefit Plans
Total plan assets at fair value	4.1	1.7
Int'l | Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	300.4	278.5
Int'l | Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	36.9	35.7
Int'l | Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	185.0	277.3
Int'l | Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	105.4	90.5
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	4.1	1.7
Int'l | Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 36.9	$ 35.7